Capital Stock And Capital Surplus Details of capital surplus (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Miscellaneous equity [Abstract]
Capital in excess of par value	₩ 269,533		₩ 269,533
Other capital surplus	16,347		16,798
Total	₩ 285,880	$ 267,824	₩ 286,331